Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) ReportingUnit Segment $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021
Accounting Policies [Line Items]
Net loss			$ (19,312)	$ (32,504)
Net Cash used in operating activities			57,986	14,773
Net proceeds from merger transaction	$ 236,632
Cash and cash equivalents at carrying value			$ 109,256
Number of Reportable Segments | Segment			1
Credit loss expense			$ 84	174
Impairment of Long-Lived Assets to be Disposed of			0
Deferred Offering Costs			0	0
Deferred Contract Costs Non Current			1,419	1,004
Deferred Contract Costs Current			885	657
Amortization Of Deferred Contract Costs			730	396
Revenue from Related Parties				871
Notes Payable, Related Parties, Noncurrent			$ 0	7,498
Goodwill impairment testing unit | ReportingUnit			1
Goodwill impairments			$ 0	0
Asset Impairment Charges			$ 91	0
Common stock, par value per share | $ / shares			$ 0.0001
Warrants exercise price per share | $ / shares			$ 11.50
Likelihood of being realized upon ultimate settlement			50.00%
Public Warrants [Member]
Accounting Policies [Line Items]
Class of warrants or right issued during the period | shares			11,499,992
Private Placement Warrants [Member]
Accounting Policies [Line Items]
Class of warrants or right issued during the period | shares			6,600,000
One Of The Stockholders And Debtors Who is Also A Customer [Member]
Accounting Policies [Line Items]
Revenue from Related Parties			$ 0
Stockholder [Member]
Accounting Policies [Line Items]
Notes Payable, Related Parties, Noncurrent			0	7,498
Stockholder [Member] | Borrowed Convertible Notes Payable [Member] | Convertible Debt [Member]
Accounting Policies [Line Items]
Proceeds from related party debt		$ 1,232			$ 6,414
Related party transaction, Interest expenses			413	783
Myriota [Member]
Accounting Policies [Line Items]
Ownership percentage						14.00%
Revenue from Related Parties			408
Investment in related party			4,101
Accounts Receivable, Related Parties			170
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Other Merger Related Costs			1,745
Non Cash Merger Related Costs			6,591	0
Professional Fees			4,846
Selling and Marketing Expense [Member]
Accounting Policies [Line Items]
Advertising Expense			$ 797	$ 285
Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			1 year
Maximum [Member]
Accounting Policies [Line Items]
Investments, Maturity terms			3 months
Finite-Lived Intangible Asset, Useful Life			12 years
UNITED STATE
Accounting Policies [Line Items]
Percentage Of Long Lived Assets			37.00%	74.00%
EMEA [Member]
Accounting Policies [Line Items]
Percentage Of Long Lived Assets			22.00%	26.00%
UNITED KINGDOM [Member]
Accounting Policies [Line Items]
Percentage Of Long Lived Assets			20.00%	19.00%
CANADA [Member]
Accounting Policies [Line Items]
Percentage Of Long Lived Assets			41.00%	0.00%